INVESTMENTS - (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INVESTMENTS
Debt investments		¥ 17,604	¥ 5,107
Equity investments		33,674	21,767
Long-term investments	$ 7,366	¥ 51,278	¥ 26,874